USAA                         USAA INVESTMENT TRUST
EAGLE                     GROWTH AND TAX STRATEGY FUND
LOGO
                      SUPPLEMENT DATED NOVEMBER 1, 1999
                               TO THE PROSPECTUS
                             DATED OCTOBER 1, 1999

AS A RESULT OF TWO RETIREMENTS THAT REQUIRED A REORGANIZATION OF OUR FIXED INCOME INVESTMENTS AREA, PAGE 14 OF THE PROSPECTUS UNDER THE HEADING "PORTFOLIO MANAGERS" IS AMENDED TO REFLECT THE FOLLOWING CHANGE EFFECTIVE NOVEMBER 1, 1999.

Portfolio Managers

CLIFFORD A. GLADSON, Vice President of Fixed Income Investments, assumes portfolio management responsibilities of the Tax-Exempt Bonds and Tax-Exempt Money Market Instruments investment categories of the Growth and Tax Strategy Fund replacing Kenneth E. Willmann.

Mr. Gladson has 12 years investment management experience and has worked for us for nine years. He earned the Chartered Financial Analyst designation in 1990 and is a member of the Association for Investment Management and Research, the San Antonio Financial Analysts Society, Inc., and the National Federation of Municipal Analysts. He holds an MS from the University of Wisconsin, Milwaukee and a BS from Marquette University.

                                                                     32968-1199

USAA                         USAA INVESTMENT TRUST
EAGLE                              GNMA TRUST
LOGO
                       SUPPLEMENT DATED NOVEMBER 1, 1999
                               TO THE PROSPECTUS
                             DATED OCTOBER 1, 1999

AS A RESULT OF TWO RETIREMENTS THAT REQUIRED A REORGANIZATION OF OUR FIXED INCOME INVESTMENTS AREA, PAGE 9 OF THE PROSPECTUS UNDER THE HEADING "PORTFOLIO MANAGER" IS AMENDED TO REFLECT THE FOLLOWING CHANGE EFFECTIVE NOVEMBER 1, 1999.

Portfolio Manager

DONNA J. BAGGERLY, Assistant Vice President of Fixed Income Investments, assumes portfolio management responsibilities of the GNMA Trust replacing Kenneth E. Willmann.

Ms. Baggerly has 12 years investment management experience and has worked for us for four years. Prior to joining us, Ms. Baggerly worked for Allstate Insurance Company from December 1990 to October 1995. She earned the Chartered Financial Analyst designation in 1998 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. She holds a BSB from Eastern Illinois University.

                                                                     29897-1199